Deposits	12 Months Ended
Oct. 31, 2019
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Deposits

NOTE 17: DEPOSITS

Demand deposits are those for which the Bank does not have the right to require notice prior to withdrawal. These deposits are in general chequing accounts.

Notice deposits are those for which the Bank can legally require notice prior to withdrawal. These deposits are in general savings accounts.

Term deposits are those payable on a fixed date of maturity purchased by customers to earn interest over a fixed period. The terms are from one day to ten years. The deposits are generally term deposits, guaranteed investment certificates, senior debt, and similar instruments. The aggregate amount of term deposits in denominations of $100,000 or more as at October 31, 2019 was $309 billion (October 31, 2018 – $293 billion).

Certain deposit liabilities are classified as Trading deposits on the Consolidated Balance Sheet and accounted for at fair value with the change in fair value recognized on the Consolidated Statement of Income.

Certain deposits have been designated at FVTPL on the Consolidated Balance Sheet to reduce an accounting mismatch from related economic hedges. These deposits are accounted for at fair value with the change in fair value recognized on the Consolidated Statement of Income, except for the amount of change in fair value attributable to changes in the Bank's own credit risk, which is recognized on the Consolidated Statement of Comprehensive Income.

For deposits designated at FVTPL, the estimated amount that the Bank would be contractually required to pay at maturity, which is based on notional amounts, was $328 million less than its fair value as at October 31, 2019.

Deposits
(millions of Canadian dollars)	As at
	By Type			By Country			October 31 2019	October 31 2018
	Demand	Notice	Term[1]	Canada	United States	International	Total	Total
Personal	$14,105	$431,319	$58,006	$234,278	$269,128	$24	$503,430	$477,644
Banks[2]	7,969	385	8,397	11,919	95	4,737	16,751	16,712
Business and government[3,4]	81,913	139,625	145,258	267,193	96,357	3,246	366,796	357,083
Trading[2]	–	–	26,885	16,817	2,120	7,948	26,885	114,704
Designatedat fair value through profit or loss[2,5]	–	–	105,100	44,288	52,890	7,922	105,100	–
Total	$103,987	$571,329	$343,646	$574,495	$420,590	$23,877	$1,018,962	$966,143
Non-interest-bearing deposits included above
In domestic offices							$43,887	$42,402
In foreign offices							53,381	54,488
Interest-bearing deposits included above
In domestic offices							530,608	505,295
In foreign offices							391,076	362,890
U.S. federal funds deposited[2]							10	1,068
Total[3,6]							$1,018,962	$966,143
[1]

Includes $16,589 million (October 31, 2018 – $53 million) of senior debt which is subject to the bank recapitalization "bail-in" regime. This regime provides certain statutory powers to the Canada Deposit Insurance Corporation, including the ability to convert specified eligible shares and liabilities into common shares in the event that the Bank becomes non-viable.

[2]	Includes deposits and advances with the Federal Home Loan Bank.
[3]	As at October 31, 2019, includes $40 billion relating to covered bondholders (October 31, 2018 – $36 billion) and $1 billion (October 31, 2018 – $2 billion) due to Trust IV.
[4]	Trust IV redeemed all of the outstanding TD Capital Trust IV Notes – Series 1 on June 30, 2019.
[5]	Financial liabilities designated at FVTPL consist of deposits designated at FVTPL and $31 million (October 31, 2018 – $16 million) of loan commitments and financial guarantees designated at FVTPL.
[6]

As at October 31, 2019, includes deposits of $580 billion (October 31, 2018 – $548 billion) denominated in U.S. dollars and $52 billion (October 31, 2018 – $55 billion) denominated in other foreign currencies.

Term Deposits by Remaining Term-to-Maturity
(millions of Canadian dollars)	As at
							October 31 2019	October 31 2018
	Within 1 year	Over 1 year to 2 years	Over 2 years to 3 years	Over 3 years to 4 years	Over 4 years to 5 years	Over 5 years	Total	Total
Personal	$38,941	$9,374	$6,168	$1,863	$1,639	$21	$58,006	$53,064
Banks	8,387	–	–	3	–	7	8,397	8,784
Business and government	57,346	34,130	14,190	15,939	16,059	7,594	145,258	150,618
Trading	18,819	2,430	2,073	851	1,090	1,622	26,885	114,704
Designated at fair value through profit or loss	104,744	356	–	–	–	–	105,100	–
Total	$228,237	$46,290	$22,431	$18,656	$18,788	$9,244	$343,646	$327,170

Term Deposits due within a Year
(millions of Canadian dollars)	As at
				October 31 2019	October 31 2018
	Within 3 months	Over 3 months to 6 months	Over 6 months to 12 months	Total	Total
Personal	$14,208	$9,459	$15,274	$38,941	$32,928
Banks	8,230	150	7	8,387	8,773
Business and government	28,625	7,569	21,152	57,346	66,492
Trading	8,862	4,166	5,791	18,819	109,256
Designated at fair value through profit or loss	47,543	15,798	41,403	104,744	–
Total	$107,468	$37,142	$83,627	$228,237	$217,449